29. Insurance (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Guarantee [Member] | Brazil, Brazil Real
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	R$ 12,504,240
Guarantee [Member] | USD
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	3,780,000
Civil Liability per Event [Member] | Brazil, Brazil Real
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	2,481,000
Civil Liability per Event [Member] | USD
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	750,000
Inventories [Member] | Brazil, Brazil Real
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	992,400
Inventories [Member] | USD
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	300,000
Rent Insurance [Member] | Brazil, Brazil Real
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	1,470
D&O liability insurance [Member] | Brazil, Brazil Real
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	50,000
Fire insurance [Member] | Brazil, Brazil Real
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	R$ 9,025